Income Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Major components of tax expense (income) [abstract]
Summary of Breakdown For Income Taxes	The following table provides a breakdown for income taxes:

	For the six months ended June 30,
(€ thousands)	2024	2023
Current taxes	(17,683)	(39,679)
Deferred taxes	465	13,517
Income taxes	(17,218)	(26,162)